Employee Benefits - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 100	$ 107	$ 124
Interest cost	746	867	895
Expected return on plan assets	(1,214)	(574)	(624)
Amortization of net loss	160	67	248
Net periodic benefit cost	(208)	467	643
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Service cost	139	115	138
Interest cost	21	40	47
Expected return on plan assets	(21)	(35)	(41)
Amortization of net loss	(6)	(93)	(69)
Amortization of prior service credit	(12)	(9)	(8)
Settlement	0	0	(93)
Net periodic benefit cost	$ 121	$ 18	$ (26)